Finance Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Analysis of income and expense [abstract]
Interest income on bank deposits	£ 181	£ 84		£ 497
Other interest income	7	20		58
Gain on derecognition of right-of-use assets sub-leased	0	0		472
Fair value movement of financial assets	7	17		30
Foreign exchange gain	9,942	0		2,052
Total	£ 10,137	£ 121	[1]	£ 3,109	[1]

[1]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).